SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended				15 Months Ended
	Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) shares	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2026 HKD ($) Segment	Mar. 31, 2025 HKD ($) Segment	Mar. 31, 2024 HKD ($) Segment	Mar. 31, 2026 USD ($)
Product Information [Line Items]
Convenience translation rate per share | (per share)	$ 1.00	$ 0.1282
[custom:AllowanceForExpectedCreditLosses]	$ 300,000		$ 100,000	$ 200,000
Impairment of intangible asset	0		0	0
Impairment of long lived assets	$ 0		0	0
Income tax examination, likelihood of settlement	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.
Income tax, interest and penalties	$ 0		0	0
Unrecognized tax benefits	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Dilutive shares | shares	0	0	0	0
Defined contribution plans	$ 324,245	$ 41,570	$ 296,950	$ 264,520
Number of reportable segment | Segment					1	1	1
Cash	6,898,288		20,890,350		$ 6,898,288	$ 20,890,350		$ 884,396
Cash subject to credit risk	5,880,615	753,925	$ 20,007,853
Credit Concentration Risk [Member]
Product Information [Line Items]
Credit compensation	$ 800,000	$ 102,564
Software [Member]
Product Information [Line Items]
Estimated useful life	5 years				5 years			5 years